BORROWINGS	12 Months Ended
Dec. 31, 2024
Schedule Of Borrowings
BORROWINGS

10 BORROWINGS

	2023	2024
	S$	S$

Current
Bank loan	33,926	37,650

Non-current
Bank loan	407,772	394,310

Total	441,698	431,960

Note:

Bank loan:	Principal amount of RM2,000,000 (equivalent to S$608,600) withdrawn from a financial institution, which is charged an effective interest rate of 4.53% (2023: 4.40%) per annum and repayable over 180 months in equal monthly instalments of RM15,454 (equivalent to S$4,703).

The exposure of the borrowing of the Group to interest rate changes and the contractual repayment dates at the balance sheet date are as follows:

	2023	2024
	S$	S$

6 months or less	16,824	18,690
6 - 12 months	17,102	18,960
1 - 5 years	152,318	168,790
Over 5 years	255,454	225,520
Total	441,698	431,960

The loan is secured over building and freehold land (Note 7) and personal guarantees by a director.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024